INCOME TAXES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit							$ (129,132)
Unrecognized tax benefits						0
Changes in unrecognized tax benefits						0	0
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit
Operating loss carryforwards						87,182,865
AUSTRALIA
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax expense benefit						0	$ 0
Operating loss carryforwards						$ 28,702,379
Cares Act [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Income tax examination, description	The CARES Act, among other things, permits NOL carryovers and carrybacks to offset 100% of taxable income for taxable years beginning before 2021.